PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2017
PROPERTY, PLANT AND EQUIPMENT, NET [Abstract]
Schedule of Property and Equipment
	As of December 31,
	2016	2017
	RMB	RMB
Buildings	1,429,839,237	1,636,589,735
Machinery and equipment	4,886,493,031	6,547,574,340
Motor vehicles	34,434,859	31,862,146
Furniture, fixture and office equipment	136,797,799	208,180,764
	6,487,564,926	8,424,206,985
Less: Accumulated depreciation	(2,028,991,593)	(2,368,014,424)
Less: Impairment	(51,439,373)	(23,670,338)
Subtotal	4,407,133,960	6,032,522,223
Construction in progress	331,547,393	647,664,933
Property, plant and equipment, net	4,738,681,353	6,680,187,156